Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 3	$ 1,834	$ (33)	$ 8	$ 1,812
Foreign currency translation adjustment			43		43
Net income for the year				198	198
Balance at Dec. 31, 2023	$ 3	1,834	10	206	2,053
Balance, shares at Dec. 31, 2023	13,875
Foreign currency translation adjustment			(287)		(287)
Net income for the year				382	382
Issuance of new shares	$ 1	5,133			5,134
Issuance of new shares, shares	1,750
Shares issued as stock-based compensations, shares	3,125
Balance at Dec. 31, 2024	$ 4	6,967	(277)	588	7,282
Balance, shares at Dec. 31, 2024	15,625
Foreign currency translation adjustment			479		479
Net income for the year				(2,920)	(2,920)
Shares issued as stock-based compensations	1	2,398			$ 2,399
Shares issued as stock-based compensations, shares					3,125
Balance at Dec. 31, 2025	$ 5	$ 9,365	$ 202	$ (2,332)	$ 7,240
Balance, shares at Dec. 31, 2025	18,750